Vessels - Operating vessels and drydock rollforward (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Changes in activity within Vessels and drydock
Vessels and drydock, beginning of period	$ 4,090,094
Vessels and drydock, end of period	4,084,167
Gross carrying amount
Changes in activity within Vessels and drydock
Vessels and drydock, beginning of period	4,472,536
Additions	81,620
Vessels and drydock, end of period	4,554,156
Accumulated depreciation and impairment
Changes in activity within Vessels and drydock
Vessels and drydock, beginning of period	(382,442)
Charge for the period	(87,547)
Vessels and drydock, end of period	(469,989)
Vessels
Changes in activity within Vessels and drydock
Vessels and drydock, beginning of period	4,041,945
Vessels and drydock, end of period	4,042,761
Vessels | Gross carrying amount
Changes in activity within Vessels and drydock
Vessels and drydock, beginning of period	4,389,648
Additions	79,464
Vessels and drydock, end of period	4,469,112
Vessels | Accumulated depreciation and impairment
Changes in activity within Vessels and drydock
Vessels and drydock, beginning of period	(347,703)
Charge for the period	(78,648)
Vessels and drydock, end of period	(426,351)
Drydock
Changes in activity within Vessels and drydock
Vessels and drydock, beginning of period	48,149
Vessels and drydock, end of period	41,406
Drydock | Gross carrying amount
Changes in activity within Vessels and drydock
Vessels and drydock, beginning of period	82,888
Additions	2,156
Vessels and drydock, end of period	85,044
Drydock | Accumulated depreciation and impairment
Changes in activity within Vessels and drydock
Vessels and drydock, beginning of period	(34,739)
Charge for the period	(8,899)
Vessels and drydock, end of period	$ (43,638)